INCOME TAXES (Schedule for Deferred Tax Assets and Liabilities) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry-forwards	$ 714,318	$ 533,599
Stock-based compensation	(182,729)
Total deferred tax assets	531,589	533,599
Valuation allowance	(531,589)	(533,599)
Net deferred tax assets
(Decrease) increase in valuation allowance	(2,010)	94,034
Net operating loss carryforwards	$ 1,683,720	$ 1,446,928
Net operating loss carry forward expiration dates	2029 through 2031